Basis of preparation and presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Basis of preparation and presentation of Consolidated Financial Statements
Basis of preparation and presentation of Consolidated Financial Statements

2. Basis of preparation and presentation of Consolidated Financial Statements

The Consolidated Financial Statements of Vasta Platform, the reporting entity, have been prepared in accordance with the International Financial Reporting Standards (IFRS) and interpretations as issued by the International Accounting Standards Board (“IASB”).

The Consolidated Financial Statements as of December 31, 2022, were approved by the Executive Board on April 25, 2023.

a.  Consolidation

The Company consolidates all entities over which it has control, that is, when it is exposed or is entitled to variable returns from its involvement with the investee and has the ability to direct the relevant activities of the investee. The subsidiaries included in the consolidation are described in the following note.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company Consolidation is interrupted from the date on which the Company ceases to have control.

Transactions, balances and unrealized gains on transactions between Company companies are eliminated.

The accounting policies of the new subsidiaries are changed, when necessary, to ensure consistency with the policies adopted by the Company.

Below is a list of the companies controlled by the Company for the years ended December 31, 2022, and 2021:

Company	Interest
	December 31, 2022	December 31, 2021
Somos Sistemas de Ensino S.A. ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”)	-	100%
Colégio Anglo São Paulo	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)	100%	-
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	-
Meritt Informação Educacional Ltda (“Meritt”)	-	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000") (i)	-	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Editora De Gouges S.A ("De Gouges")	-	100%

b.  Associates

Associates are those entities in which the Group, has significant influence, but does not control or jointly control, over the financial and operating policies.

Investments in associates are accounted for using the equity method. Such investments are initially recognized at cost, which includes transaction costs. After initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence ceases.

c.  Operating segment

The information by operating segment is presented in a manner consistent with the internal report provided to the Executive Board, which is the Chief Operating Decision Maker (CODM) in addition to being responsible for allocating resources, evaluating performance and making strategic decisions in the Company.

The Executive Board considers the business to be segregated into Content EdTech and Digital Service.

d.  Cash Generating Units – (“CGU”)

For purposes of assessing impairment, these assets are grouped into the lowest levels for which there are separately identifiable cash flows (Cash Generating Units - CGU). For the purposes of this test, the goodwill is allocated to the Cash Generating Units, segregated into Content EdTech and Digital Service.

e.  Functional and Presentation Currency

The Consolidated Financial Statements are presented in thousands of Brazilian Reais (“R$”), which is the Company's functional currency. All financial information presented in R$ has been rounded to the nearest thousand, except as otherwise indicated.

f.  Measurement basis

The Consolidated Financial Statements were prepared based on historical cost, except for certain assets and liabilities that are measured at fair value, as explained in the accounting policies below.